Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 105.2	$ 84.0
IRRF (withholding tax)	11.8	24.2
PIS and COFINS	1.6	4.2
Taxes refinancing program	1.1	15.0
IPI (manufacturing tax)	0.3	1.1
FGTS (government employee severance indemnity fund)	0.2	5.6
Others	6.4	6.8
Total	126.6	140.9
Current portion	68.4	70.7	$ 43.6
Non-current portion	$ 58.2	$ 70.2	$ 67.9